Purchase of La Frontera Holdings, LLC Schedule of Assets Acquired and Liabilities Assumed (Detail) - Predecessor - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Apr. 30, 2016	Sep. 30, 2016
Statement [Line Items]
Cash paid to seller at close		$ 0
La Frontera Holdings, LLC [Member]
Statement [Line Items]
Cash paid to seller at close	$ 603
Net working capital adjustments	(4)
Consideration paid to seller	599
Cash paid to repay project financing at close	950
Total cash paid related to acquisition	1,549
Cash and cash equivalents	210
Property, plant and equipment - net	1,316
Commodity and other derivative contractual assets	47
Other assets	44
Total assets acquired	1,617
Commodity and other derivative contractual liabilities	53
Trade accounts payable and other liabilities	15
Total liabilities assumed	68
Identifiable net assets acquired	$ 1,549